Capital Structure, Financial Risk and Related Items - Borrowings - Schedule of Current and Non-Current Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Current	$ 273	$ 0	[1]	$ 0	[1]
Non-Current	5,001	0	[1]	0	[1]
Term Loan A (Secured)
Disclosure of detailed information about borrowings [line items]
Current	53	0		0
Non-Current	909	0		0
Term Loan B (Secured)
Disclosure of detailed information about borrowings [line items]
Current	207	0		0
Non-Current	1,707	0		0
Secured Notes
Disclosure of detailed information about borrowings [line items]
Current	7	0		0
Non-Current	1,434	0		0
Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Current	6	0		0
Non-Current	$ 951	$ 0		$ 0

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 for more information.